SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		12 Months Ended									102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2012	Mar. 31, 2013
Net Loss (in Dollars)	$ (590,421)	$ (539,253)	$ (2,119,706)	$ (1,045,749)	$ (287,345)	$ (786,979)	$ (328,478)	$ (1,490,871)	$ (5,504,237)	$ (1,816,896)	$ (95,587)	$ (13,475,848)	$ (14,066,269)
Weighted-average common shares Outstanding (Basic)	104,488,352	98,127,893	99,799,411	91,479,959
Weighted-average common stock Equivalents	50,679,673	43,145,833	47,532,822	37,562,250
Deduction of stock Equivalents not included due to net loss	(50,679,673)	(43,145,833)	(47,532,822)	(37,562,250)
Weighted-average common shares Outstanding (Diluted)	104,488,352	98,127,893	99,799,411	91,479,959
Basic and Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)